LOAN RECEIVABLE (DIsclosure of continuity of the loan principal and interest balances) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Loan Receivable [Abstract]
Loan balance, beginning of year	$ 2,983,642	$ 2,950,000
Loans advanced	36,882	33,642
Principal payments received	(2,500,000)	0
Interest earned	72,739	180,000
Interest payments received	(50,000)	(180,000)
Loan balance, end of year	$ 543,263	$ 2,983,642